Income Taxes (Details) - Schedule of federal income tax rate - CleanTech Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2021
Income Taxes (Details) - Schedule of federal income tax rate [Line Items]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of derivative warrant liabilities	61.10%
Non-deductible transaction costs	(8.80%)
Change in valuation allowance	(73.30%)
Income tax provision	0.00%